Leases (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Text Block [Abstract]
Schedule of operating lease cost
	December 31,	December 31,
	2020	2019
	(U.S. $ in thousands)
Operating lease cost:
Fixed payments and variable payments that depend on an index or rate	10,102	8,564
Total operating lease cost	10,102	8,564

Schedule of other information related to operating leases
	December 31,	December 31,
	2020	2019
	(U.S. $ in thousands)
Cash paid for amounts included in the measurement of lease liabilities	10,559	9,685
Right-of-use assets obtained in exchange for new operating lease liabilities	10,008	7,246

Schedule of weighted-average operating leases
	December 31,	December 31,
	2020	2019
Weighted-average remaining lease term — operating leases	3.00 years	3.18 years
Weighted-average discount rate — operating leases	4.78%	4.72%

Schedule of maturities of operating lease liabilities
December 31,
2020
(U.S. $ in thousands)
2021	9,508
2022	6,667
2023	4,616
2024	2,120
2025	449
2026 and thereafter	48
Total operating lease payments	23,408
Less: imputed interest	(1,559)
Present value of lease liabilities	21,849